Going Concern Uncertainty	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Going Concern Uncertainty
Going Concern Uncertainty
2.	Going Concern Uncertainty

In accordance with ASU 2014-15, Presentation of Financial Statements - Going Concern, the Company’s management evaluated whether there are conditions or events that raise substantial doubt about its ability to continue as a going concern within one year after the date of issuance of these consolidated financial statements. Specifically, management is required to evaluate whether the presence of adverse conditions or events, when considered individually and in the aggregate, raise substantial doubt about an entity’s ability to continue as a going concern. Substantial doubt exists when it is probable that the entity will be unable to meet its obligations as they become due within one year after the date the financial statements are available for issuance. Management has identified the adverse conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern. Although the following matters raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date these consolidated financial statements are available for issuance, the Company’s consolidated financial statements have been prepared assuming that it will continue as a going concern.

The Company incurred a net loss of $25,338,282 and used cash in operating activities of $2,126,893 for the three months ended March 31, 2026. As a result, the Company had an accumulated deficit of $333,268,476, and limited capital resources to fund ongoing operations at March 31, 2026. These capital resources were comprised of cash of $4,614,895 at March 31, 2026 and the generation of cash inflows from certain elements of working capital. The Company intends to raise additional funds through either the issuance of subordinated convertible promissory notes or the sale of equity securities in calendar year 2026 that would provide sufficient capital resources to allow the Company to continue to meet its obligations and continue its operations for the next twelve months from the date of issuance of these condensed consolidated financial statements. However, the Company cannot provide any assurance that additional capital will be available on acceptable terms or at all. Management has concluded this uncertainty raises substantial doubt about the Company’s ability to continue as a going concern.

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates continuity of operations, realization of assets and the satisfaction of liabilities in the normal course of business. As such, the accompanying condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and their carrying amounts, or the amount and classification of liabilities that may result should the Company be unable to continue as a going concern.

2.	Going Concern Uncertainty

In accordance with ASU 2014-15, Presentation of Financial Statements - Going Concern, the Company’s management evaluated whether there are conditions or events that raise substantial doubt about its ability to continue as a going concern within one year after the date of issuance of these consolidated financial statements. Specifically, management is required to evaluate whether the presence of adverse conditions or events, when considered individually and in the aggregate, raise substantial doubt about an entity’s ability to continue as a going concern. Substantial doubt exists when it is probable that the entity will be unable to meet its obligations as they become due within one year after the date the financial statements are available for issuance. Management has identified the adverse conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern. Although the following matters raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date these consolidated financial statements are available for issuance, the Company’s consolidated financial statements have been prepared assuming that it will continue as a going concern.

The Company incurred a net loss of $15,628,206 and used cash in operating activities of $10,103,423 for the year ended December 31, 2025. As a result, the Company had an accumulated deficit of $307,930,194, and limited capital resources to fund ongoing operations at December 31, 2025. These capital resources were comprised of cash of $4,572,687 at December 31, 2025 and the generation of cash inflows from working capital. The Company intends to raise additional funds through either the issuance of subordinated convertible promissory notes or the sale of equity securities in calendar year 2026 that would provide sufficient capital resources to allow the Company to continue to meet its obligations and continue its operations for the next twelve months from the date of issuance of these consolidated financial statements. However, the Company cannot provide any assurance that additional capital will be available on acceptable terms or at all. Management has concluded this uncertainty raises substantial doubt about the Company’s ability to continue as a going concern.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates continuity of operations, realization of assets and the satisfaction of liabilities in the normal course of business for the 12-month period following the date the Company’s calendar year 2025 financial statements are issued. As such, the accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and their carrying amounts, or the amount and classification of liabilities that may result should the Company be unable to continue as a going concern.